Lease - Schedule of Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Lease Cost [Abstract]
ROU assets	¥ 72,733		¥ 89,832		$ 10,401
Operating lease liabilities – current	(1,204)		(7,984)		(172)
Operating lease liabilities – non-current	¥ (13,389)		¥ (20,977)		$ (1,915)
Weighted average remaining lease terms	11 years 4 months 28 days		10 years 8 months 19 days		11 years 4 months 28 days
Weighted average incremental borrowing rate	9.67%		10.47%		9.67%
Operating lease expenses for variable payments				¥ 7,382
Operating lease expenses for fixed payments	8,548		27,903	57,195
Short-term lease expenses	7,704		7,592	10,527
Total	16,252		35,495	75,104
Operating cash flows for operating leases	2,130		5,982	37,904
Operating lease liabilities arising from obtaining ROU assets	14,578	$ 2,085		12,980
ROU assets disposed as reduction of operating lease liabilities due to lease termination	¥ 390		¥ 32,375	¥ 140,507